Variant Alternative Income Fund

Schedule of Investments

January 31, 2021 (Unaudited)

	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in private investment companies - 31.4%
Litigation Finance
Series 4 - Virage Capital Partners LP (a)	9/1/2018	$1,256,910	$1,740,155	0.3%
Series 6 - Virage Capital Partners LP (a)	10/31/2019	16,000,000	17,297,630	2.5
Virage Recovery Fund LP	8/6/2019	15,313,446	17,433,771	2.6
		32,570,356	36,471,556	5.4
Portfolio Finance
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary	4/25/2018	1,066,817	1,215,599	0.2
Crestline Praeter, L.P. - Zoom	12/26/2019	2,188,118	2,337,778	0.3
		3,254,935	3,553,377	0.5
Real Estate Debt
Bay Point Capital Partners II, LP	7/2/2019	13,750,000	15,519,156	2.3
Oak Harbor Capital NPL VII, LLC (a)	3/1/2019	10,624,999	11,692,553	1.7
		24,374,999	27,211,709	4.0
Real Estate Equity
Montreux Healthcare Fund PLC (a)	2/1/2018	33,617,962	38,278,172	5.6
Prime Storage Fund II (Cayman), LP	11/20/2017	1,366,358	1,303,883	0.2
		34,984,320	39,582,055	5.8
Royalties
MEP Capital II, L.P.	11/27/2020	6,055,660	6,021,055	0.9
Secondaries
Armadillo Financial Fund LP	12/28/2018	129,057	59,142	0.0
Blackrock Special Credit Opportunities, L.P. - Series C and Subsidiary - Series C (a)	6/29/2018	235,316	297,760	0.0
Marathon Structured Product Strategies Fund, LP (a)	5/16/2019	851,867	986,235	0.2
North Haven Offshore Infrastructure Partners A L.P.	7/18/2019	1,566,729	1,485,808	0.2
PWP Asset Based Income ASP Fund	3/29/2019	916,560	977,932	0.1
Thor Urban Property Fund II Liquidating Trust	12/30/2019	5,854,744	3,200,838	0.5
		9,554,273	7,007,715	1.0
Specialty Finance
Blue Elephant Financing Fund I, L.P.	3/29/2019	2,090,823	1,802,975	0.3
CoVenture Credit Opportunities Partners Fund LP (a)	2/28/2020	2,727,040	2,750,664	0.4
CoVenture No. 1 Credit Opportunity Fund LP (a)	12/12/2019	1,000,000	1,012,304	0.2
DelGatto Diamond Finance Fund QP, LP	10/31/2019	15,250,000	16,386,682	2.4
Highcrest Private Credit Income Fund, L.P. (a)	10/31/2018	2,914,154	3,947,149	0.6
Highcrest Private Credit Income Fund, L.P. - Set Aside Account	6/19/2020	2,688,515	2,781,521	0.4
Leaf II SPC (a) (b) (c) (d)	11/28/2018	57,073	57,073	0.0
OHP II LP (a)	3/7/2019	9,000,000	9,071,347	1.3
Turning Rock Fund I LP	11/29/2019	6,620,159	6,829,374	1.0
		42,347,764	44,639,089	6.6
Transportation Finance
Aero Capital Solutions Fund, LP (a)	1/17/2019	2,532,890	2,887,785	0.4
Aero Capital Solutions Fund II, LP (a)	9/16/2019	37,718,942	37,870,917	5.6
American Rivers Fund, LLC (a)	5/1/2019	6,268,518	6,334,491	1.0
Hudson Transport Real Asset Fund LP (a)	9/1/2018	1,494,330	1,500,201	0.2
		48,014,680	48,593,394	7.2
Warehouse Facilities
Palmer Square Senior Loan Fund, LLC	10/3/2017	265,223	265,223	0.0
Total investments in private investment companies		201,422,210	213,345,173	31.4

VARIANT ALTERNATIVE INCOME FUND

Schedule of Investments

January 31, 2021 (Unaudited) (continued)

	First Acquisition Date	Principal	Fair Value	Percent of Net Assets
Investments in senior credit facilities - 53.9%
Litigation Finance
Kerberos Capital Management and SPV I, 17.0%, due 9/11/2024 (a) (b)	12/29/2018	28,203,496	30,482,379	4.5
Kerberos Capital Management and SPV - Luckett, 19.0%, due 9/11/2024 (a) (b)	1/29/2020	10,132,200	8,282,200	1.2
Kerberos Credit Facility - Pulvers (a) (b)	11/19/2020	10,719,174	10,729,963	1.6
		49,054,870	49,494,542	7.3
Portfolio Finance
BA Tech Master, LP, 15.0%, due 10/1/2021 (a) (b)	10/2/2018	2,000,000	2,000,000	0.3
Fairway LOC, 7.0%, due 5/7/2021 (a) (b)	11/29/2019	3,000,000	3,000,000	0.4
Stage Point Credit Facility, 7.0%, due 5/31/2022 (a) (b)	5/21/2019	6,000,000	6,000,000	0.9
		11,000,000	11,000,000	1.6
Royalties
ARC Credit Facility, 13.0%, due 9/25/2021 (a) (b)	9/26/2019	16,804,925	16,804,925	2.5
Specialty Finance
5 Core Capital LLC (a) (b)	10/28/2020	1,300,000	1,300,000	0.2
Accial Capital Management LLC (a) (b)	9/9/2020	4,325,000	4,325,000	0.6
Accial Capital Management LLC (a) (b)	11/12/2020	3,800,000	3,800,000	0.6
Art Money Convertible Note, 8.0%, due 12/9/2021 (a) (b)	12/9/2019	435,000	435,000	0.1
Art Money U.S., Inc., 11.0%, due 6/8/2021 (a) (b)	6/12/2018	2,500,000	2,500,000	0.4
Advantech Servicios Financieros (a) (b) (d)	11/5/2020	1,000,000	1,000,000	0.1
Bandon River Credit Facility, 12.0%, due 2/9/2023 (a) (b)	2/10/2020	8,568,000	8,568,000	1.3
Coromandel Credit Facility, 12.0%, due 1/7/2022 (a) (b)	1/13/2020	19,205,000	19,205,000	2.8
CoVenture Vantage Credit Opportunities Facility (a) (b)	9/3/2020	3,000,000	3,000,000	0.4
Lambda School II SPV LLC (a) (b)	10/19/2020	2,951,528	2,951,528	0.4
Lendable Payjoy (a) (b)	1/13/2021	3,000,000	3,000,000	0.4
Lendable Warehouse Facility (a) (b) (c)	7/31/2020	40,734,741	40,737,460	6.0
Oceana Australian Small Business Lending Facility (a) (b)	11/6/2020	30,000,000	33,074,450	4.9
Oceana Australian Small Business Lending Facility, 11.25% (a) (b)	1/20/2021	10,000,000	9,890,375	1.5
Old Hill Art Co-Investment, 8.15%, due 9/5/2021 (a) (b)	1/14/2020	4,149,338	4,149,338	0.6
Old Hill Co-Investment, 13.12%, due 10/25/2021 (a) (b) (c)	9/17/2019	1,532,445	1,532,445	0.2
P2B Investor Incorporated, 13.5% + 1 month LIBOR, due 12/31/2020 (b)	5/29/2018	2,185,623	1,778,660	0.3
P2Bi Utility Funding Facility, 14.0%, due 9/30/2021 (a) (b)	12/11/2019	1,125,000	1,125,000	0.2
PatientFi Credit Facility (a) (b)	7/31/2020	4,170,000	4,170,000	0.6
PFF LLC, 10.0% (a) (b)	5/1/2020	3,413,792	3,383,205	0.5
Pier Gourmet Growth Funding LLC (a) (b)	1/14/2021	14,400,000	14,400,000	2.1
RKB Bridge Solutions Credit Facility, 7.0%, due 12/10/2020 (a) (b)	12/13/2019	1,700,000	1,700,000	0.3
RKB Energy Solutions, LLC, 10.5%, due 4/29/2021 (a) (b)	4/29/2019	310,313	310,313	0.0
Salaryo Credit Facility, 12.0%, due 12/19/2022 (a) (b)	1/30/2020	2,459,749	2,459,749	0.4
Shinnecock - Haring/Condo, 9.0%, due 9/21/2021 (a) (b)	9/30/2019	1,081,481	998,881	0.1
Shinnecock - O'Keeffe, 8.68%, due 2/12/2021 (a) (b)	2/13/2020	2,250,000	2,250,000	0.3
Shinnecock - Procacini (a) (b)	8/26/2020	2,512,000	2,260,800	0.3
Star Strong Capital, 12%, due 8/5/2021 (a) (b)	8/9/2019	5,293,500	5,188,500	0.8
Upper90 SPV Loan, 11.0%, due 12/31/2021 (a) (b)	11/27/2019	7,500,000	7,500,000	1.1
		184,902,510	186,993,704	27.5
Trade Finance
CTI HTB 1 (a) (b)	10/1/2020	8,350,000	8,350,000	1.2
CTI SEMITSU VGlove 1 (a) (b)	10/2/2020	38,850,000	38,850,000	5.7
CTI Trade Finance #6 (a) (b)	9/9/2020	1,741,000	1,741,000	0.3
CTI TRU GRIT 2 (a) (b)	9/22/2020	2,955,000	2,955,000	0.4
CTI TRU GRIT 3 (a) (b)	9/30/2020	3,620,000	3,620,000	0.5
CTI TRU GRIT 4 (a) (b)	10/7/2020	1,860,000	1,860,000	0.3
CTI TRU GRIT 5 (a) (b)	1/27/2021	5,779,608	5,779,608	0.9
Drip Trade Finance Series 2020-L (a) (b)	7/30/2020	1,000,000	1,000,000	0.2
Drip Trade Finance Series 2020-P (a) (b)	8/28/2020	2,000,000	2,000,000	0.3
Drip Trade Finance Series 2020-W (a) (b)	10/30/2020	1,000,000	1,000,000	0.1
Octagon Mooni (a) (b)	12/4/2020	5,737,500	5,737,500	0.8
		72,893,108	72,893,108	10.7
Transportation Finance
Old Hill Signet Co-Investment, 10.5%, due 7/11/2022 (a) (b) (c)	3/2/2020	4,764,034	4,764,034	0.7
Warehouse Facilities
Chapford Warehouse Credit Facility 1, 7.0%, due 12/4/2020 (a) (b)	12/4/2019	592,514	592,514	0.1
Edly WH Credit Facility, 12%, due 9/30/2023 (a) (b)	10/9/2019	7,019,056	7,019,056	1.0
Homelight Homes Real Estate, LLC (a) (b) (d)	10/8/2020	13,159,568	13,159,568	1.9
Patch Pier Funding LLC (a) (b)	10/19/2020	4,000,000	4,000,000	0.6
		24,771,138	24,771,138	3.6
Total investments in senior credit facilities		364,190,585	366,721,451	53.9

VARIANT ALTERNATIVE INCOME FUND

Schedule of Investments

January 31, 2021 (Unaudited) (continued)

	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in special purpose vehicles - 4.5%
Litigation Finance
YS CF LawFF VII LLC (a)	4/5/2018	500,000	653,865	0.1
Real Estate Debt
Monticello Funding, LLC Series BTH-3	7/1/2018	119,612	120,820	0.0
Monticello Funding, LLC Series BTH-11	9/13/2018	250,000	252,525	0.0
Monticello Funding, LLC Series BTH-13	8/10/2018	156,000	157,593	0.0
Monticello Funding, LLC Series BTH-16	7/31/2018	250,000	252,525	0.0
Monticello Funding, LLC Series BTH-25	2/12/2019	300,000	303,058	0.0
Monticello Funding, LLC Series BTH-30	6/25/2019	200,000	202,020	0.0
Monticello Funding, LLC Series BTH-31	5/29/2019	300,000	303,063	0.0
Monticello Funding, LLC Series BTH-33	8/23/2019	750,000	755,639	0.1
Monticello Funding, LLC Series BTH-34	1/2/2020	1,000,000	1,010,211	0.2
Monticello Funding, LLC Series BTH-37	11/18/2019	2,000,000	2,020,423	0.3
Monticello Funding, LLC Series BTH-38	3/19/2020	1,750,000	1,767,870	0.3
Monticello Funding, LLC Series BTH-39	2/28/2020	2,101,695	2,123,145	0.3
Monticello Funding, LLC Series BTH-41	3/9/2020	2,450,000	2,475,018	0.4
Monticello Funding, LLC Series BTH-43	3/27/2020	850,000	858,966	0.1
Monticello Funding, LLC Series BTH-45 (b)	11/6/2020	700,000	700,000	0.1
Monticello Funding, LLC Series BTH-47 (b)	12/22/2020	3,000,000	3,000,000	0.5
Monticello Structured Products, LLC Series MSP-12	12/12/2019	1,000,000	1,012,176	0.2
		17,177,307	17,315,052	2.5
Real Estate Equity
CX Evergreens at Mahan Depositor, LLC	12/11/2020	5,000,000	5,085,782	0.8
CX Station at Poplar Tent Depositor, LLC	8/28/2020	750,000	759,630	0.1
CX Station at Savannah Depositor, LLC	9/15/2020	1,330,000	1,349,036	0.2
		7,080,000	7,194,448	1.1
Royalties
Round Hill Music Carlin Coinvest, LP (e)	10/1/2017	929,103	1,146,285	0.2
Specialty Finance
CoVenture - Clearbanc Special Assets Fund LP (a)	3/12/2019	1,500,000	1,514,924	0.2
Upper90 ClearFund I, L.P. (a)	3/28/2019	2,388,494	2,490,467	0.4
		3,888,494	4,005,391	0.6
Transportation Finance
YS Vessel Deconstruction I (b)	8/26/2018	500,000	200,000	0.0
Total investments in special purpose vehicles		30,074,904	30,515,041	4.5

	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investments in direct equities - 0.2%
Royalties
ARC Credit Facility - Warrants, due 9/25/2021 (b)	10/3/2019	0	79,490	0.0
Specialty Finance
Art Lending, Inc. (a) (b)	8/26/2020	0	113,924	0.0
CoVenture Vantage Credit Opportunities Facility (b)	1/27/2021	0	472,500	0.1
P2Bi Holdings LLC (b)	11/1/2019	22	321,345	0.1
		22	907,769	0.2
Total investments in direct equities		22	987,259	0.2

Shares
	Investments in money market instruments - 8.3%
56,755,203	Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a) (f)	56,755,203	56,755,203	8.3
	Total investments in money market instruments	56,755,203	56,755,203	8.3

	Total Investments (cost $652,442,924)		$668,324,127	98.3
	Other assets less liabilities		11,800,840	1.7
	Net Assets		$680,124,967	100.0

(a)	Security serves as collateral for the Fund's revolving credit facility, when in use during the year.
(b)	Value was determined using significant unobservable inputs.
(c)	Variable rate security.

(d)	Variable maturity dates maturing through 12/5/2021.
(e)	100% of this special purpose vehicle is invested in one music catalog.
(f)	Rate listed is the 7-day effective yield at 1/31/21.

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Senior Credit Facilities	53.9%
Private Investment Companies	31.4%
Special Purpose Vehicles	4.5%
Direct Equities	0.2%
Short-Term Investments	8.3%
Total Investments	98.3%
Other assets less liabilities	1.7%
Total Net Assets	100.0%

Variant Alternative Income Fund

Schedule of Investments

January 31, 2021 (Unaudited)

FUTURES CONTRACTS

		Number of			Unrealized
	Expiration	Contracts	Notional	Value at	Appreciation
	Date	Long (Short)	Value	January 31, 2021	(Depreciation)
Foreign Exchange Futures
CME Australian Dollar	March 2021	(558)	(43,404,457)	(42,639,570)	764,887
TOTAL FUTURES CONTRACTS			$(43,404,457)	$(42,639,570)	$764,887

Variant Alternative Income Fund

Notes to Schedule of Investments

January 31, 2021 (Unaudited)

1. Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Prior to investing in any Underlying Fund, the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund bases its NAV on valuations of its interests in Underlying Funds provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Committee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Committee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Committee may have limited ability to assess the accuracy of these valuations.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2021 (Unaudited)

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Committee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

2. Fair Value of Investments

(a) Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2021 (Unaudited)

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At January 31, 2021, the Fund had private investment companies of $57,073 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, premiums ranging between 0.5% - 1.0% have been applied to the stated NAV’s. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by real estate. The debt offerings are short-term in nature and carry a fixed interest rate. During the period ended January 31, 2021, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally categorized in Level 3 of the fair value hierarchy, while others are measured based on NAV as a practical expedient.

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2021 (Unaudited)

Investments in Senior Credit Facilities

The Fund has invested in senior credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The senior credit facilities have been made directly or through participation with private investment or operating companies. The investments in senior credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in senior credit facilities generally at cost although some are above or below cost as of January 31, 2021. During the period ended January 31, 2021, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in senior credit facilities are categorized in Level 3 of the fair value hierarchy.

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of January 31, 2021. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$-	$-	$57,073	$213,288,100	$213,345,173
Senior Credit Facilities	-	-	366,721,451	-	366,721,451
Special Purpose Vehicles	-	-	3,900,000	26,615,041	30,515,041
Direct Equities	-	-	987,259	-	987,259
Short-Term Investments	56,755,203	-	-	-	56,755,203
Total Investments	$56,755,203	$-	$371,665,783	$239,903,141	$668,324,127

Variant Alternative Income Fund

Notes to Schedule of Investments - (Continued)

January 31, 2021 (Unaudited)

(d) Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended January 31, 2021:

	Private Investment Companies	Senior Credit Facilities	Special Purpose Vehicles	Direct Equities
April 30, 2020	$591,914	$139,297,036	$1,339,726	$197,879
Realized gains (losses)	-	-	-	-
Unrealized gains (losses)	-	4,382,242	200,000	789,380
Transfers Into Level 3	-	1,749,060	-	-
Transfers Out of Level 3	-	-	-	-
Purchases	-	329,405,227	3,700,000	-
Sales	(534,841)	(108,112,114)	(1,339,726)	-
January 31, 2021	$57,073	$366,721,451	$3,900,000	$987,259

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of January 31, 2021.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$ 57,073	Income Approach	Interest rate	11.0%
Senior Credit Facilities	366,721,451	Cost Discounted Cash Flow	Recent transaction price Interest Rate Discount Rate	N/A 7.00% - 24.00% 11.25%
Special Purpose Vehicles	3,900,000	Cost	Recent transaction price	N/A
Direct Equities	987,259	Discounted Cash Flow Market Approach	Discount Rate Ownership % Probability Weighting	15.0% - 30.0% 0.0035% 75.00%

The following table represents investment strategies and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of January 31, 2021.

Security Desciption	Investment Category	Value	Redemption Frequency	Redemption Notice Period
Aero Capital Solutions Fund, LP	Private LPs (2)	$2,887,785	None	N/A
Aero Capital Solutions Fund II, LP	Private LPs (2)	37,870,917	None	N/A
American Rivers Fund, LLC	Private LPs (2)	6,334,491	Annually (December)	31 day redemption window after a 36 month lock up period
Armadillo Financial Fund LP	Private LPs (1)	59,142	None	N/A
Bay Point Capital Partners II, LP	Private LPs (4)	15,519,156	Quarterly	30 days written notice
Blackrock Special Credit Opportunities, L.P. and Subsidiary - Series C	Private LPs (1)	297,760	None	N/A
Blue Elephant Financing Fund I, L.P.	Private LPs (7)	1,802,975	None	N/A
CoVenture Clearbanc Special Assets Fund LP	SPVs (7)	1,514,924	Quarterly	90 day notice following the termination of the commitment period
CoVenture Credit Opportunities Partners Fund LP	Private LPs (7)	2,750,664	Quarterly	90 day notice after a 12 month lock up period
CoVenture No. 1 Credit Opportunity Fund LP	Private LPs (7)	1,012,304	Quarterly	90 day notice after a 36 month lock up period
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary	Private LPs (6)	1,215,599	None	N/A
Crestline Praeter, L.P. - Zoom	Private LPs (6)	2,337,778	None	N/A
CX Evergreens at Mahan Depositor, LLC	SPVs (5)	5,085,782	None	N/A
CX Station at Poplar Tent Depositor, LLC	SPVs (5)	759,630	None	N/A
CX Station at Savannah Depositor, LLC	SPVs (5)	1,349,036	None	N/A
DelGatto Diamond Finance Fund QP, LP	Private LPs (7)	16,386,682	Monthly	At least a 90 day notice. Redmeptions with 1 year of subscription results in a 5% penalty
Highcrest Private Credit Income Fund, L.P.	Private LPs (7)	3,947,149	Monthly	At least a 35 day notice
Highcrest Private Credit Income Fund, L.P. - Set Aside Account	Private LPs (7)	2,781,521	N/A	N/A
Hudson Transport Real Asset Fund LP	Private LPs (2)	1,500,201	N/A	N/A
Marathon Structured Product Strategies Fund, LP	Private LPs (1)	986,235	None	N/A
MEP Capital II, L.P.	Private LPs (1)	6,021,055	None	N/A
Monticello Funding, LLC Series BTH-3	SPVs (4)	120,820	None	N/A
Monticello Funding, LLC Series BTH-11	SPVs (4)	252,525	None	N/A
Monticello Funding, LLC Series BTH-13	SPVs (4)	157,593	None	N/A
Monticello Funding, LLC Series BTH-16	SPVs (4)	252,525	None	N/A
Monticello Funding, LLC Series BTH-25	SPVs (4)	303,058	None	N/A
Monticello Funding, LLC Series BTH-30	SPVs (4)	202,020	None	N/A
Monticello Funding, LLC Series BTH-31	SPVs (4)	303,063	None	N/A
Monticello Funding, LLC Series BTH-33	SPVs (4)	755,639	None	N/A
Monticello Funding, LLC Series BTH-34	SPVs (4)	1,010,211	None	N/A
Monticello Funding, LLC Series BTH-37	SPVs (4)	2,020,423	None	N/A
Monticello Funding, LLC Series BTH-38	SPVs (4)	1,767,870	None	N/A
Monticello Funding, LLC Series BTH-39	SPVs (4)	2,123,145	None	N/A
Monticello Funding, LLC Series BTH-41	SPVs (4)	2,475,018	None	N/A
Monticello Funding, LLC Series BTH-43	SPVs (4)	858,966	None	N/A
Monticello Structured Products, LLC Series MSP-12	SPVs (4)	1,012,176	None	N/A
Montreux Healthcare Fund PLC	Private LPs (5)	38,278,172	Quarterly	180 day notice for redemptions less than 10% of holding and at least a 12 month notice for redemptions greater than 10%
North Haven Offshore Infrastructure Partners A L.P.	Private LPs (1)	1,485,808	None	N/A
Oak Harbor NPL VII, LLC	Private LPs (4)	11,692,553	None	N/A
OHP II LP	Private LPs (7)	9,071,347	None	N/A
Palmer Square Senior Loan Fund, LLC	Private LPs (8)	265,223	N/A	N/A
Prime Storage Fund II (Cayman), LP	Private LPs (5)	1,303,883	None	N/A
PWP Asset Based Income ASP Fund	Private LPs (1)	977,932	None	N/A
Round Hill Music Carlin Coinvest, LP	SPVs (9)	1,146,285	None	N/A
Thor Urban Property Fund II Liquidating Trust	Private LPs (1)	3,200,838	None	N/A
Turning Rock Fund I LP	Private LPs (7)	6,829,374	None	N/A
Upper90 ClearFund I, L.P.	SPVs (7)	2,490,467	None	N/A
Series 4 - Virage Capital Partners LP	Private LPs (3)	1,740,155	None	N/A
Series 6 - Virage Capital Partners LP	Private LPs (3)	17,297,630	None	N/A
Virage Recovery Fund LP	Private LPs (10)	17,433,771	None	N/A
YS CF LawFF VII LLC	SPVs (3)	653,865	None	N/A
Total		$239,903,141

[1]	Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.
[2]	Private partnerships in transportation finance. These partnerships provide financing of transportation assets (aircraft, ships, railcars, trucking, or shipping containers) through equity and/or debt investments.
[3]	Private partnerships and special purpose vehicles in litigation finance. These strategies consists of loans to law firms backed by the expected value of contingency fees received from future case settlements.
[4]	Real estate debt private partnerships. These are extensions of new debt backed by real estate assets or the purchase of existing loans backed by residential or commercial real estate assets.
[5]	Real estate equity partnerships that consists of equity investments backed by commercial real estate.
[6]	Private partnerships that are in portfolio finance, a special scenario where a loan to the borrower is collateralized by all of the assets in a private investment vehicle.
[7]	Private partnerships that are in specialty finance investments. Such partnerships invests in institutional loan to a non-bank, private lender, which uses the capital to make loans in their particular vertical.
[8]	A warehouse facility is an institutional loan to a pool of assets where the underlying collateral is expected to only stay in the pool for a short period of time.
[9]	Private partnerships and special purpose vehicles that invests in and/or purchases royalties. These royalties are the financial claim to the revenue generated from an asset such as the usage of copyrighted music, licensing payments on intellectual property, or oil and gas production.
[10]	Private partnership that invests in nsurance receivables. The investment is backed by the recovery of conditional payments advanced by Medicare Advantage Organizations.